NET REVENUE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
NET REVENUE
Net revenue	$ 78,175	$ 83,778
Products transferred at a point in time
NET REVENUE
Net revenue	73,517	56,497
Products/services transferred over time
NET REVENUE
Net revenue	4,658	27,281
Toll Processing And Co-Packing [Member]
NET REVENUE
Net revenue	4,658	27,281
Product Sales [Member]
NET REVENUE
Net revenue	71,422	54,674
Analytical testing
NET REVENUE
Net revenue	1,600	1,684
Other revenue
NET REVENUE
Net revenue	$ 495	$ 139